Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 16: Fair Value Measurements
The Company measures certain assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants on the measurement date. In addition, ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:
• Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
• Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3: inputs for the asset or liability that are based on unobservable inputs in which there is little or no market data.
There were no significant transfers in or out of Level 1 and Level 2 during the years ended December 31, 2018 and 2017. There have been no significant changes to the valuation techniques and inputs used to develop the recurring fair value measurements from those disclosed in the Company's consolidated financial statements for the year ended December 31, 2017.
Financial Instruments
The Company's financial instruments include cash and cash equivalents, trade and other receivables, deferred purchase price receivable ("DPP"), restricted cash, accounts payable and accrued expenses, short-term borrowings, long-term debt, interest rate swaps and foreign exchange contracts. The carrying amount of cash and cash equivalents approximates the fair value of these instruments. Certain money market funds in which the Company has invested are highly liquid and considered cash equivalents. These funds are valued at the per unit rate published as the basis for current transactions.
The estimated fair value of external debt was $2.6 billion and $2.8 billion as of December 31, 2018 and December 31, 2017, respectively. These instruments were valued using dealer quotes that are classified as Level 2 inputs in the fair value hierarchy. The gross carrying value of the debt was $2.7 billion and $2.9 billion as of December 31, 2018 and 2017, respectively, which excludes debt issuance costs. See Note 9: Long-term Debt and Other Borrowings for additional information.
The estimated fair values of interest rate swaps and foreign currency forward contracts are determined based on the expected cash flows of each derivative. The valuation method reflects the contractual period and uses observable market-based inputs, including interest rate and foreign currency forward curves.
Recurring Fair Value Measurements
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2018 and 2017 (in millions):

	As of December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents - money market funds	$173.5	$173.5	$—	$—
Deferred compensation plan assets	48.8	48.8	—	—
Foreign currency forward contracts	0.5	—	0.5	—
Deferred purchase price receivable	140.1	—	—	140.1
Total	$362.9	$222.3	$0.5	$140.1
Liabilities
Deferred compensation plan liabilities	$47.7	$47.7	$—	$—
Foreign currency forward contracts	0.8	—	0.8	—
Interest rate swap agreements	25.1	—	25.1	—
Earn-out liabilities	38.3	—	—	38.3
Total	$111.9	$47.7	$25.9	$38.3

	As of December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Deferred compensation plan assets	$59.7	$59.7	$—	$—
Foreign currency forward contracts	0.8	—	0.8	—
Cross-currency interest rate swaps	7.1	—	7.1	—
Interest rate cap agreements	8.9	—	8.9	—
Interest rate swap agreements	0.5	—	0.5	—
Deferred purchase price receivable	41.9	—	—	41.9
Total	$118.9	$59.7	$17.3	$41.9
Liabilities
Deferred compensation plan liabilities	$59.6	$59.6	$—	$—
Foreign currency forward contracts	2.2	—	2.2	—
Cross-currency interest rate swaps	0.4	—	0.4	—
Foreign currency net investment hedges	0.7	—	0.7	—
Earn-out liabilities	51.3	—	—	51.3
Total	$114.2	$59.6	$3.3	$51.3

Deferred Compensation Plans
The Company provides a deferred compensation plan to certain U.S. employees whereby a portion of employee compensation is held in trust, enabling the employees to defer tax on compensation until payment is made to them from the trust. The employee is at risk for any investment fluctuations of the funds held in trust. The fair value of assets and liabilities are based on the value of the underlying investments using quoted prices in active markets at period end. In the event of insolvency of the entity, the trust’s assets are available to all general creditors of the entity.
Deferred compensation plan assets are presented within Prepaid expenses and other current assets and Other non-current assets in the consolidated balance sheets. Deferred compensation liabilities are presented within Accrued compensation and Other non-current liabilities in the consolidated balance sheets.
Foreign Currency Forward Contracts and Net Investment Hedges, and Interest Rate Swaps and Cap Agreements
Refer to Note 8: Derivative Financial Instruments and Hedging Activities for discussion of the fair value associated with these derivative assets and liabilities.
Deferred Purchase Price Receivable
The Company recorded a DPP under its A/R Securitization upon the initial sale of trade receivables. The DPP represents the difference between the fair value of the trade receivables sold and the cash purchase price and is recognized at fair value as part of the sale transaction. The DPP is subsequently remeasured each reporting period in order to account for activity during the period, such as the seller’s interest in any newly transferred receivables, collections on previously transferred receivables attributable to the DPP and changes in estimates for credit losses. Changes in the DPP attributed to changes in estimates for credit losses are expected to be immaterial, as the underlying receivables are short-term and of high credit quality. The DPP is included in Other non-current assets in the consolidated balance sheets and is valued using unobservable inputs (i.e., Level 3 inputs), primarily discounted cash flows. Refer to Note 17: Accounts Receivable Securitization for more information.
Earn-out Liabilities
The Company has various contractual obligations associated with the acquisition of several real estate service companies in the United States, Australia, Canada and Europe that were completed during the years ended December 31, 2018 and 2017. These acquisitions included contingent consideration, comprised of earn-out payments to the sellers subject to achievement of certain performance criteria in accordance with the terms and conditions set forth in the purchase agreements. An increase to a probability of achievement would result in a higher fair value measurement.
These amounts disclosed above are included in Other current and other long-term liabilities within the consolidated balance sheets. As of December 31, 2018, the Company had the potential to make a maximum of $48.6 million and a minimum of $0.0 million (undiscounted) in earn out payments. Assuming the achievement of the applicable performance criteria, these earn-out payments will be made over the next four years.
Earn-out liabilities are classified within Level 3 in the fair value hierarchy because the methodology used to develop the estimated fair value includes significant unobservable inputs reflecting management’s own assumptions. The fair value of earn-out liabilities is based on the present value of probability-weighted expected return method related to the earn-out performance criteria on each reporting date. The probabilities of achievement assigned to the performance criteria are determined based on due diligence performed at the time of acquisition as well as actual performance achieved subsequent to acquisition. Adjustments to the earn-out liabilities in periods subsequent to the completion of acquisitions are reflected within Operating, administrative and other in the consolidated statements of operations.
The table below presents a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in millions):

	Earn-out Liabilities
	2018	2017
Balance as of January 1,	$51.3	$30.5
Purchases/additions	5.9	26.8
Net change in fair value and other adjustments	3.4	7.2
Payments	(22.3)	(13.2)
Balance as of December 31,	$38.3	$51.3